Asset Retirement Obligation (Details) (USD $)	3 Months Ended							9 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Asset retirement obligation activity
Balance at beginning of period			$ 12,471,000				$ 14,202,000	$ 15,541,000	$ 12,471,000	$ 14,202,000
Obligations settled								(1,487,000)	(1,030,000)	(632,000)
Accretion expense	241,000	240,000	234,000	217,000	216,000	216,000	263,000	897,000	955,000	912,000	1,006,000
Revisions in estimated cash flows								7,872,000	2,508,000	(1,939,000)
Gain on settlement								0	637,000	(72,000)
Balance at end of period	15,541,000			12,471,000				22,823,000	15,541,000	12,471,000	14,202,000
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation, Current	400,000							2,100,000	400,000
Financial assurance requirement satisfied with surety bonds								$ 28,800,000